Trade receivables - Movement table bad debt reserve (Details) - Accumulated depreciation, amortisation and impairment [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receiavbles
Beginning balance	€ (400)	€ (1,273)	€ (1,475)
Addition.	(706)	(517)	(689)
Usage	122	483	259
Reversal	177	906	632
Ending balance.	€ (807)	€ (400)	€ (1,273)